FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE DISCLOSURES [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
		Quoted
		Prices
		in Active
		Markets	Significant	Significant
		for	Other	Un-
	Fair Value	Identical	Observable	observable
	Measure-	Assets	Inputs	Inputs
	ments	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2014:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$203	$203	$-	$-
Securities available for sale
U.S. agency	35,006	-	35,006	-
U.S. agency residential mortgage-backed	257,558	-	257,558	-
U.S. agency commercial mortgage-backed	33,728	-	33,728	-
Private label residential mortgage-backed	6,013	-	6,013	-
Other asset backed	32,353	-	32,353	-
Obligations of states and political subdivisions	143,415	-	143,415	-
Corporate	22,664	-	22,664	-
Trust preferred	2,441	-	2,441	-
Loans held for sale	23,662	-	23,662	-
Derivatives (1)	619	-	619	-
Liabilities
Derivatives (2)	366	-	366	-

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	9,197	-	-	9,197
Impaired loans (4)
Commercial
Income producing - real estate	869	-	-	869
Land, land development & construction-real estate	354	-	-	354
Commercial and industrial	2,601	-	-	2,601
Mortgage
1-4 Family	1,306	-	-	1,306
Other real estate (5)
Commercial
Income producing - real estate	479	-	-	479
Land, land development & construction-real estate	737	-	-	737
Mortgage
1-4 Family	102	-	-	102
Resort Lending	575	-	-	575
Installment
Home equity - 1st lien	13	-	-	13

___________________
(1) Included in accrued income and other assets
(2) Included in accrued expenses and other liabilities
(3) Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4) Only includes impaired loans with specific loss allocations based on collateral value.
(5) Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
		Quoted
		Prices
		in Active
		Markets	Significant	Significant
		for	Other	Un-
	Fair Value	Identical	Observable	observable
	Measure-	Assets	Inputs	Inputs
	ments	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2013:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$498	$498	$-	$-
Securities available for sale
U.S. agency	31,808	-	31,808	-
U.S. agency residential mortgage-backed	203,460	-	203,460	-
Private label residential mortgage-backed	6,788	-	6,788	-
Other asset backed	45,185	-	45,185	-
Obligations of states and political subdivisions	153,678	-	153,678	-
Corporate	19,137	-	19,137	-
Trust preferred	2,425	-	2,425	-
Loans held for sale	20,390	-	20,390	-
Derivatives (1)	494	-	494	-
Liabilities
Derivatives (2)	-	-	-	-

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	7,773	-	-	7,773
Impaired loans (4)
Commercial
Income producing - real estate	1,997	-	-	1,997
Land, land development & construction-real estate	673	-	-	673
Commercial and industrial	2,927	-	-	2,927
Mortgage
1-4 Family	1,455	-	-	1,455
Resort Lending	340	-	-	340
Other real estate (5)
Commercial
Income producing - real estate	559	-	-	559
Land, land development & construction-real estate	1,047	-	-	1,047
Mortgage
1-4 Family	337	-	-	337
Resort Lending	1,257	-	-	1,257
Installment
Home equity - 1st lien	29	-	-	29
Payment plan receivables
Full refund/partial refund	2,668	-	-	2,668

_____________________
(1) Included in accrued income and other assets
(2) Included in accrued expenses and other liabilities
(3) Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4) Only includes impaired loans with specific loss allocations based on collateral value.
(5) Only includes other real estate with subsequent write downs to fair value.

Changes in fair value for financial assets
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

			Total
			Change
			in Fair
			Values
			Included
	Net Gains (Losses)		in Current
	on Assets		Period
	Securities	Loans	Earnings
	(In thousands)

2014
Trading securities	$(295)	$-	$(295)
Loans held for sale	-	258	258

2013
Trading securities	$388	$-	$388
Loans held for sale	-	(1,477)	(1,477)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
A reconciliation for all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	(Liability)
	Amended Warrant
	2014	2013
	(In thousands)
Beginning balance	$-	$(459)
Total gains (losses) realized and unrealized:
Included in results of operations	-	(1,025)
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Reclassification to shareholders' equity	-	1,484
Transfers in and/or out of Level 3	-	-
Ending balance	$-	$-

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$-	$-

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset
	(Liability)
	Fair	Valuation	Unobservable	Weighted
	Value	Technique	Inputs	Average
	(In thousands)
2014
Capitalized mortgage loan servicing rights	$9,197	Present value of net servicing revenue	Discount rate	10.07%
			Cost to service	$82
			Ancillary income	25
			Float rate	1.77%
Impaired loans Commercial (1)	2,751	Sales comparison approach	Adjustment for differences between comparable sales	(3.8)%
		Income approach	Capitalization rate	9.3
Mortgage	1,306	Sales comparison approach	Adjustment for differences between comparable sales	8.6
Other real estate Commercial	1,216	Sales comparison approach	Adjustment for differences between comparable sales	(9.0)
Mortgage and installment	690	Sales comparison approach	Adjustment for differences between comparable sales	34.3
2013
Capitalized mortgage loan servicing rights	$7,773	Present value of net servicing revenue	Discount rate	10.09%
			Cost to service	$81
			Ancillary income	29
			Float rate	1.79%
Impaired loans Commercial	5,597	Sales comparison approach	Adjustment for differences between comparable sales	(1.9)%
		Income approach	Capitalization rate	9.3
Mortgage	1,795	Sales comparison approach	Adjustment for differences between comparable sales	3.2
Other real estate Commercial	1,606	Sales comparison approach	Adjustment for differences between comparable sales	(5.7)
Mortgage and installment	1,623	Sales comparison approach	Adjustment for differences between comparable sales	55.7
Payment plan receivables	2,668	Sales comparison approach	Adjustment for differences between comparable sales	10.4
_____________________
(1) In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2014 we had an impaired collateral dependent commercial relationship that totaled $1.1 million that was primarily secured by collateral other than real estate.  Collateral securing this relationship primarily included machinery and equipment, accounts receivable, inventory and company stock.  Valuation techniques included discounting cost and financial statement value approaches based on estimates of value recovery of each particular asset type.  Discount rates used ranged from 35% to 100% of stated values.

Aggregate fair value and aggregate remaining contractual principal balance for loans held for sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate		Contractual
	Fair Value	Difference	Principal
	(In thousands)
Loans held for sale
2014	$23,662	$624	$23,038
2013	20,390	366	20,024
2012	47,487	1,843	45,644